Note 7 - Accrued Interest Receivable	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Accrued Interest Receviable [Text Block]
NOTE
7
Accrued Interest Receivable
Accrued interest receivable at
December
31
is summarized as follows:

(Dollars in thousands)	2016	2015
Securities available for sale	$400	422
Loans receivable	2,226	1,832
	$2,626	2,254